Convertible senior notes	6 Months Ended
Jun. 30, 2026
Convertible senior notes
Convertible senior notes

23Convertible senior notes

On January 20, 2026, the Company issued Notes under an indenture with U.S. Bank Trust Company, N.A. as Trustee. The Notes have an aggregate principal amount of $150 million, mature on January 15, 2033, and bear interest at 5.875% per annum, payable semi-annually on January 15 and July 15, beginning July 15, 2026.

The Notes are convertible at the option of holders in specified circumstances prior to October 15, 2032 and from October 15, 2032 until shortly before maturity regardless of those conditions. The initial conversion rate is 24.6837 common shares per $1,000 principal amount of Notes, subject to adjustment.

The Company may settle conversion obligations in cash, common shares, or a combination of cash and common shares. The default settlement method is initially combination settlement with a specified dollar amount of US$1,000 per US$1,000 principal amount of Notes.

January 1, 2026	—
Allocation of gross proceeds received	101,032
Transaction costs allocated(1)(2)	(4,913)
Initial recognition	96,119
Interest accretion(3)(4)	2,177
Balance June 30, 2026	98,296

Current	—
Non-current	98,296
98,296
(1)	Transaction costs of $2.4m were allocated to the derivative liability and expensed in the profit or loss statement therefore does not impact the carrying amount above.
(2)	The balance of the $150 million from the Notes proceeds was allocated to the host debt.
(3)	Effective April 1, 2026, interest expense on the Notes proceeds attributable to the development of Bilboes was capitalised to the Mine Development Asset.
(4)	$4,030 interest accretion is included in trade and other payables (note 24).

23.1Borrowing cost

23.1.1Nature of borrowing cost

On January 20, 2026, Caledonia completed the issuance of $150 million 5.875% Notes due 2033. The Notes were issued primarily to provide financing flexibility for the development of the Bilboes Gold Project, together with general corporate and working capital requirements. The Notes constitute senior unsecured obligations of Caledonia and bear interest at a contractual coupon rate of 5.875% per annum.

During the period, the Group reassessed the status of the Bilboes Gold Project and, effective March 31, 2026, reclassified the project from an Exploration and Evaluation Asset to a Mine Development Asset. Management concluded that this date represented the commencement of development activities necessary to prepare the asset for its intended use and therefore constituted the commencement date for capitalisation of borrowing costs under IAS 23.

The Bilboes mine development asset is considered a qualifying asset because it is expected to require a substantial period of time before it is ready for its intended use as a producing mining operation. Borrowing costs directly attributable to the construction and development of the project are therefore capitalised as part of the cost of the asset in accordance with IAS 23.

23Convertible senior notes (continued)

23.1Borrowing cost (continued)

23.1.2Capitalised borrowing cost

Since the criteria for commencing capitalisation was met on March 31, 2026, the Group incurred the following eligible borrowing costs in relation to the Notes:

June 30, 2026
Effective interest expense	3,508
Corporate allocation adjustment @20%	(702)
Total capitalisable borrowing costs	2,807

Interest income from temporary investment of Notes proceeds	(1,176)
Corporate allocation adjustment @20%	235
Net interest income adjustment	(941)

Total eligible capitalisable borrowing costs	1,866

In accordance with IAS 23, investment income earned from temporary investment of the specific borrowings has been deducted in determining the borrowing costs eligible for capitalisation.

Management determined that the Notes were issued primarily to finance the Bilboes development project; however, a portion of the proceeds is expected to be utilised for general corporate and working capital purposes. Consequently, only the proportion of borrowing costs considered directly attributable to the development of the Bilboes Gold Project has been capitalised.

The borrowing costs capitalised during the period form part of the carrying amount of the Bilboes Mine Development Asset and will be depreciated or depleted over the useful economic life of the operation once commercial production commences.

Capitalisation Rate

The Group applied the effective borrowing rate associated with the Notes in determining borrowing costs eligible for capitalisation.

June 30, 2026
Borrowing costs capitalised	1,866
Capitalisation rate applied	7.0595%

The effective borrowing rate includes the impact of coupon interest together with the amortisation of debt issuance costs recognised under the effective interest method in accordance with IFRS 9.